Income Taxes (Details 1)	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Income before provision for income taxes		$ 1,010,767	¥ 7,334,830	¥ (11,565,768)
Income tax expense computed at an applicable tax rate of 25%		252,692	1,833,708	(2,891,442)
Effect of preferential tax rate for small and micro enterprises		(190,010)	(1,378,838)	555,107
Super deduction for research and development expense		(90,357)	(655,695)	(421,455)
Effect of non-deductible items		4,627	33,574	182,921
Changes in valuation allowance		23,048	167,251	2,574,869
Effective income tax rate	$ 0	$ 0	¥ 0	¥ 0